Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Comprehensive Income
Par value per ordinary share	$ 0.25	$ 0.25	$ 0.25
Dividends declared and paid in the period	$ 4,846	$ 4,602	$ 4,487